Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock no par value	$ 0	$ 0
Common stock unlimited shares authorized	Unlimited	Unlimited
Common stock shares issued	51,939,206	35,641,603
Common stock shares outstanding	51,939,206	35,641,603
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Preferred Stock, Shares Issued	8,355,638	8,905,638
Preferred Stock, Shares Outstanding	8,355,638	8,905,638